VegaShares AI Inference ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 60.9%	Shares	Value
Tech Hardware & Semiconductors - 60.9%(a)
Advanced Micro Devices, Inc.(b)	137	$64,489
Astera Labs, Inc.(b)	382	113,446
Broadcom, Inc.	174	64,439
Cerebras Systems, Inc. - Class A(b)	702	129,337
Credo Technology Group Holding Ltd.(b)	512	115,809
Marvell Technology, Inc.	264	55,878
Micron Technology, Inc.	70	67,111
NVIDIA Corp.	475	104,871
Rambus, Inc.(b)	397	34,416
Samsung Electronics Co. Ltd.	12	57,096
SK hynix, Inc.	404	66,490
		873,382

TOTAL COMMON STOCKS (Cost $931,417)		873,382

SHORT-TERM INVESTMENTS - 14.2%
Money Market Funds - 14.2%	Shares	Value
First American Government Obligations Fund – Class X, 3.58%(c)	203,006	203,006

TOTAL SHORT-TERM INVESTMENTS (Cost $203,006)		203,006

TOTAL INVESTMENTS - 75.1% (Cost $1,134,423)		$1,076,388
Other Assets in Excess of Liabilities - 24.9%		356,950
TOTAL NET ASSETS - 100.0%		$1,433,338

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

VegaShares AI Inference ETF
Schedule of Total Return Swaps Contracts
August 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 2.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Alchip Technologies, Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	$45,988	$1,249
Cambricon Technologies Corp. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	106,090	2,675
CXMT Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	35,981	2,010
Global Unichip Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	54,419	9,387
Hygon Information Technology Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	68,842	2,103
Montage Technology Co., Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	49,653	(2,898)
Shanghai Biren Technology Co., Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	61,474	9,966
Shanghai Iluvatar CoreX Semiconductor Co. Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	57,096	1,745
VeriSilicon Microelectronics Shanghai Co., Ltd.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(a)	08/13/2033	61,748	4,941
							31,178

Net Unrealized Appreciation (Depreciation)							$31,178

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.